DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 lawsuit	Dec. 31, 2010
Net operating revenues and income (loss) before income taxes
Net operating revenues	$ 56	$ 54
Income (loss) before income taxes	2	(10)
Expense related to the settlement of lawsuits		10
Number of lawsuits		2
Expected recoveries from reinsurance carriers		10
Reserves for hurricane Katrina related lawsuits			$ 5